LOSS PER SHARE - Weighted average number of ordinary shares, basic (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LOSS PER SHARE
Balance at the beginning of the year	287,616	264,495	262,917
The effect of private placement and rights offering	44,726	12,908	0
The effect of exercise of options into shares	306	262	1,192
Weighted average number of ordinary shares used in computation of basic loss per share	332,648	277,665	264,109